Income tax benefit/(expense) - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Income Taxes Disclosure
Statutory tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Profits tax	¥ 455,368		¥ 9,762		¥ (62,147)
Estimated assessable profit	¥ (249,338)		¥ (210,341)		¥ (857,337)
Income Tax Expense On Undistributed Earnings | $		$ 0		$ 0
PRC
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
PRC | Bottom of range [Member]
Income Taxes Disclosure
Withholding tax rate	5.00%	5.00%
PRC | Top of range [Member]
Income Taxes Disclosure
Withholding tax rate	10.00%	10.00%
China (Guangdong) pilot free Trade Zone Qianhai & Shekou area of Shenzhen
Income Taxes Disclosure
Reduced income tax rate	15.00%	15.00%
Hongkong
Income Taxes Disclosure
Statutory tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%
Other Jurisdictions | Top of range [Member]
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%